OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Finance lease liabilities	$ 0.2	$ 0.1
Derivatives	0.0	2.0
Other liabilities	2.9	0.0
Total other liabilities	3.1	2.1
Other current liabilities	2.9	2.1
Other non-current liabilities	$ 0.2	$ 0.0